STOCK BASED COMPENSATION - Weighted average assumptions RSUs (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2024
STOCK BASED COMPENSATION
Volatility	75.00%
Risk free interest rate	4.00%
Expected dividend yield	0.00%
Expected term of options (years)	3 years